FINANCIAL DATA HIGHLIGHTS - $ / shares		1 Months Ended				11 Months Ended	12 Months Ended
		Dec. 31, 2015		Dec. 31, 2015		Dec. 31, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Class A
Per Unit Operating Performance
Net asset value, beginning of year							$ 1.1098		$ 1.2045		$ 1.0369
Net realized and net change in unrealized trading profit (loss)							(0.0426)		(0.0707)		0.1863
Net investment loss							(0.0287)	[1]	(0.0240)	[2]	(0.0187)	[3]
Net asset value, end of year		$ 1.1098		$ 1.1098		$ 1.0385	$ 1.0385		$ 1.1098		$ 1.2045
Total Return:
Total return (as a percent)	[4]						(6.42%)	[5]	(7.86%)	[5]	16.16%
Ratios to Average Members' Capital:
Expenses (as a percent)							2.58%	[1]	2.01%	[2]	1.79%	[3]
Net investment income (loss) (as a percent)							(2.58%)	[1]	(2.01%)	[2]	(1.79%)	[3]
Class C
Per Unit Operating Performance
Net asset value, beginning of year							$ 1.0633		$ 1.1656		$ 1.0135
Net realized and net change in unrealized trading profit (loss)							(0.0402)		(0.0678)		0.1806
Net investment loss							(0.0380)	[1]	(0.0345)	[2]	(0.0285)	[3]
Net asset value, end of year		1.0633		1.0633		0.9851	$ 0.9851		$ 1.0633		$ 1.1656
Total Return:
Total return (as a percent)	[4]						(7.35%)	[5]	(8.78%)	[5]	15.01%
Ratios to Average Members' Capital:
Expenses (as a percent)							3.58%	[1]	3.02%	[2]	2.80%	[3]
Net investment income (loss) (as a percent)							(3.58%)	[1]	(3.02%)	[2]	(2.80%)	[3]
Class D
Per Unit Operating Performance
Net asset value, beginning of year							$ 1.4130		$ 1.5105		$ 1.2809
Net realized and net change in unrealized trading profit (loss)							(0.0552)		(0.0899)		0.2332
Net investment loss							(0.0157)	[1]	(0.0076)	[2]	(0.0036)	[3]
Net asset value, end of year		1.4130		1.4130		1.3421	$ 1.3421		$ 1.4130		$ 1.5105
Total Return:
Total return (as a percent)	[4]						(5.02%)	[5]	(6.45%)	[5]	17.93%
Ratios to Average Members' Capital:
Expenses (as a percent)							1.08%	[1]	0.51%	[2]	0.29%	[3]
Net investment income (loss) (as a percent)							(1.08%)	[1]	(0.51%)	[2]	(0.29%)	[3]
Class I
Per Unit Operating Performance
Net asset value, beginning of year							$ 1.1993		$ 1.2963		$ 1.1115
Net realized and net change in unrealized trading profit (loss)							(0.0463)		(0.0764)		0.2005
Net investment loss							(0.0263)	[1]	(0.0206)	[2]	(0.0157)	[3]
Net asset value, end of year		1.1993		1.1993		1.1267	$ 1.1267		$ 1.1993		$ 1.2963
Total Return:
Total return (as a percent)	[4]						(6.05%)	[5]	(7.48%)	[5]	16.63%
Ratios to Average Members' Capital:
Expenses (as a percent)							2.18%	[1]	1.61%	[2]	1.39%	[3]
Net investment income (loss) (as a percent)							(2.18%)	[1]	(1.61%)	[2]	(1.39%)	[3]
Class M
Per Unit Operating Performance
Net asset value, beginning of year							$ 1.0438		$ 1.1158		$ 0.9463
Net realized and net change in unrealized trading profit (loss)							(0.0409)		(0.0664)		0.1723
Net investment loss							(0.0114)	[1]	(0.0056)	[2]	(0.0028)	[3]
Net asset value, end of year		1.0438		1.0438		0.9915	$ 0.9915		$ 1.0438		$ 1.1158
Total Return:
Total return (as a percent)	[4]						(5.01%)	[5]	(6.45%)	[5]	17.91%
Ratios to Average Members' Capital:
Expenses (as a percent)							1.08%	[1]	0.51%	[2]	0.29%	[3]
Net investment income (loss) (as a percent)							(1.08%)	[1]	(0.51%)	[2]	(0.29%)	[3]
Class AA
Per Unit Operating Performance
Net asset value, beginning of year	[6]	1.0000					$ 0.9858
Net realized and net change in unrealized trading profit (loss)		(0.0101)	[6]				(0.0373)
Net investment loss		(0.0041)	[2],[6]				(0.0352)	[1]
Net asset value, end of year		$ 0.9858	[6]	0.9858	[6]	0.9133	$ 0.9133		$ 0.9858	[6]
Total Return:
Total return (as a percent)	[4],[5]	(1.42%)	[6]				(7.35%)
Ratios to Average Members' Capital:
Expenses (as a percent)		3.26%	[2],[6]				3.58%	[1]
Net investment income (loss) (as a percent)		(3.26%)	[2],[6]				(3.58%)	[1]
Class II
Per Unit Operating Performance
Net asset value, beginning of year	[7]			1.0000			$ 1.0011
Net realized and net change in unrealized trading profit (loss)				0.0026	[7]		(0.0385)
Net investment loss				(0.0015)	[2],[7]		(0.0244)	[1]
Net asset value, end of year		$ 1.0011	[7]	$ 1.0011	[7]	0.9382	$ 0.9382		$ 1.0011	[7]
Total Return:
Total return (as a percent)	[4],[5]			0.11%	[7]		(6.28%)
Ratios to Average Members' Capital:
Expenses (as a percent)				2.13%	[2],[7]		2.43%	[1]
Net investment income (loss) (as a percent)				(2.13%)	[2],[7]		(2.43%)	[1]
Class MM
Per Unit Operating Performance
Net asset value, beginning of year	[8]					1.0000
Net realized and net change in unrealized trading profit (loss)	[8]					(0.0738)
Net investment loss	[1],[8]					(0.0156)
Net asset value, end of year	[8]					$ 0.9106	$ 0.9106
Total Return:
Total return (as a percent)	[4],[5],[8]					(8.94%)
Ratios to Average Members' Capital:
Expenses (as a percent)	[1],[8]					1.72%
Net investment income (loss) (as a percent)	[1],[8]					(1.72%)

[1]	The amounts do not reflect the proportionate share of expense from the Underlying Funds.
[2]	The amounts do not reflect the proportionate share of expense from the FuturesAccess Portfolio Funds and the Underlying Funds.
[3]	The ratios do not reflect the proportionate share of expense from the FuturesAccess Portfolio Funds.
[4]	The total return is calculated for each class taken as a whole based on the change in net asset value. An individual member’s return may vary from these returns based on the timing of the capital transactions.
[5]	Total return has not been annualized.
[6]	Class AA units issued on November 16, 2015, and the ratios have been annualized.
[7]	Class II units issued on December 7, 2015, and the ratios have been annualized.
[8]	Class MM units issued on January 25, 2016, and the ratios have been annualized.